INVESTMENT IN JOINT VENTURE - Balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Investment in joint venture
Total Investment in Joint Venture	$ 17,290		$ 19,305
JCU
Investment in joint venture
Total Investment in Joint Venture	$ 17,290	$ 17,290	$ 19,305	$ 19,305